UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     THE CYPRESS FUNDS LLC
Address:  865 S. FIGUEROA
          SUITE 700
          LOS ANGELES, CA  90017

13 File Number: 28-7810

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      TODD MOODEY
Title:
Phone:     (213) 891-6356
Signature, Place and Date of Signing:

    TODD MOODEY LOS ANGELES, CA  90017 July 31, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    87186

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMER INTL GROUP INC COM        COMMON STOCK     026874107    14190   165000 SH       SOLE                 165000        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108    12029   230000 SH       SOLE                 230000        0        0
D CHARTER COM INC. CLASS A COM S COMMON STOCK     16117M107     7764   332500 SH       SOLE                 332500        0        0
D COMCAST CORP CL A SPECIAL      COMMON STOCK     200300200     9548   220000 SH       SOLE                 220000        0        0
D COMPUWARE CORP COM             COMMON STOCK     205638109     4267   305000 SH       SOLE                 305000        0        0
D JOHNSON & JOHNSON COM          COMMON STOCK     478160104    16000   320000 SH       SOLE                 320000        0        0
D TAIWAN SEMICONDUCTOR MANUFACTU ADRS STOCKS      874039100    10314   679000 SH       SOLE                 679000        0        0
D UNITED MICRO ELECTRONICS ADS   ADRS STOCKS      910873207    10280  1155000 SH       SOLE                1155000        0        0
D VIGNETTE CORPORATION           COMMON STOCK     926734104     2794   315000 SH       SOLE                 315000        0        0
S REPORT SUMMARY                  9 DATA RECORDS               87186        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED